UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, California             5/1/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      312,731
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T INC NEW                COM              00206r102      256     6965 SH       Sole                     6965
ACCRETIVE HEALTH INC COMUSD0.0 COM              00438v103     2198   216374 SH       Sole                   216374
AMEX ENERGY SELECT INDEX 'SPDR COM              81369Y506    17325   218443 SH       Sole                   218443
APPLE INC                      COM              037833100      914     2064 SH       Sole                     2064
BERKSHIRE HATHAWAY B NEW CLASS COM              084670207     2953    28336 SH       Sole                    28336
CHEVRON CORPORATION            COM              166764100      606     5103 SH       Sole                     5103
COMCAST CORP NEW CL A          COM              20030n101      424    10094 SH       Sole                    10094
COMMERCIAL METALS CO           COM              201723103     6868   433333 SH       Sole                   433333
CONOCOPHILLIPS                 COM              20825c104      229     3814 SH       Sole                     3814
DISNEY WALT CO                 COM              254687106      314     5522 SH       Sole                     5522
DOW JONES US REAL ESTATE INDEX COM              464287739    13276   191084 SH       Sole                   191084
DURECT CORP COM                COM              266605104      128    96250 SH       Sole                    96250
EXXON MOBIL CORPORATION        COM              30231g102     1129    12534 SH       Sole                    12534
Exlservice Holdings, Inc.      COM              302081104      329    10000 SH       Sole                    10000
GENERAL ELECTRIC COMPANY       COM              369604103      451    19528 SH       Sole                    19528
GOLDCORP INC                   COM              380956409      790    23500 SH       Sole                    23500
GUIDEWIRE SOFTWARE INC         COM              40171V100     6442   167573 SH       Sole                   167573
INTL BUSINESS MACHINES         COM              459200101      717     3362 SH       Sole                     3362
ISHARES BARCLAYS 20+ YEAR TREA COM              464287432    30738   261026 SH       Sole                   261026
ISHARES CORE TOTAL ETF US BOND COM              464287226     2384    21534 SH       Sole                    21534
ISHARES IBOXX INVESTOP IBOXX $ COM              464287242     2042    17030 SH       Sole                    17030
ISHARES MSCI ACWI INDEX MSCI A COM              464288257      520    10254 SH       Sole                    10254
ISHARES MSCI EMERGING MKT INDE COM              464287234    12669   296222 SH       Sole                   296222
ISHARES TR RUSSELL 3000INDEX F COM              464287689     2972    31802 SH       Sole                    31802
ISHARES TR-ISHARES MSCI EAFE I COM              464287465    67774  1149098 SH       Sole                  1149098
JOHNSON & JOHNSON              COM              478160104      274     3356 SH       Sole                     3356
KLA-TENCOR CORP COM            COM              482480100      912    17288 SH       Sole                    17288
MAKO SURGICAL CORP.            COM              560879108     1111    99661 SH       Sole                    99661
MCDONALDS CORP COM NPV         COM              580135101     1091    10945 SH       Sole                    10945
MERCK & CO., INC.              COM              58933Y105     2532    57288 SH       Sole                    57288
OCCIDENTAL PETROLEUM CORP      COM              674599105     3733    47635 SH       Sole                    47635
PEPSICO INCORPORATED           COM              713448108      222     2803 SH       Sole                     2803
PIMCO EXCH TRADED FUND TOTAL R COM              72201R775     2719    24769 SH       Sole                    24769
POWERSHS QQQ TRUST SER 1       COM              73935a104     1330    19285 SH       Sole                    19285
PRAXAIR, INC CMN SERIES        COM              74005p104      290     2600 SH       Sole                     2600
PROCTER & GAMBLE               COM              742718109      305     3963 SH       Sole                     3963
S P D R S&P 500 ETF TR EXPIRIN COM              78462f103     2992    19095 SH       Sole                    19095
SECTOR SPDR UTIL SELECT SHARES COM              81369y886     1119    28613 SH       Sole                    28613
SIGMA ALDRICH CORP             COM              826552101      226     2913 SH       Sole                     2913
SOUTHERN NATL BANCORPVA INC CO COM              843395104     1820   188024 SH       Sole                   188024
SPDR GOLD TRUST ETF            COM              78463V107    29504   191001 SH       Sole                   191001
VANGUARD ENERGY ETF            COM              92204a306     7317    64574 SH       Sole                    64574
VANGUARD FTSE EMERGING MKTS ET COM              922042858    25791   601264 SH       Sole                   601264
VANGUARD INDEX FUNDS VANGUARD  COM              922908769    46482   574135 SH       Sole                   574135
VANGUARD REIT                  COM              922908553     8276   117345 SH       Sole                   117345
WAL-MART STORES INC            COM              931142103      235     3144 SH       Sole                     3144
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